Transactions with Related Parties (Details) - BRL (R$)							12 Months Ended
	Jan. 21, 2025	Jan. 01, 2025	Jan. 10, 2024	Jan. 01, 2023	Jul. 26, 2022	Sep. 09, 2020	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 19, 2025	Dec. 10, 2025
Transactions with Related Parties [Line Items]
Partnership agreement term						10 years	10 years
Renewal term						5 years	5 years
Amount paid as compensation to key management							R$ 24,444,000	R$ 18,163,000
Key management personnel compensation, short-term employee benefits, operating									R$ 18,457,000
Operational Agreement [Member]
Transactions with Related Parties [Line Items]
Period of termination notice	30 days
Credit Recovery Services Agreement [Member]
Transactions with Related Parties [Line Items]
Period of termination notice							30 days
Term of agreement		24 months		24 months
Cost Sharing Agreement [Member]
Transactions with Related Parties [Line Items]
Period of termination notice			30 days
Correspondent Banking Agreement [Member]
Transactions with Related Parties [Line Items]
Period of termination notice					30 days
Credit Card Partnership Agreement [Member]
Transactions with Related Parties [Line Items]
Revenues							R$ 11,988,000	14,674,000	154,880,000
API Licensing Agreement [Member]
Transactions with Related Parties [Line Items]
Revenues							58,839,000	14,535,000	13,616,000
Banco Original [Member]
Transactions with Related Parties [Line Items]
Expense related to interest									35,000
Rights Agreement [Member]
Transactions with Related Parties [Line Items]
Expense related to interest							53,020,000	0	20,134,000
Mauá III [Member]
Transactions with Related Parties [Line Items]
Total amount receivables											R$ 1,096,529,000
Annual discount rate											19.86%
Total purchase price											R$ 580,813,000
Âmbar Energia [Member]
Transactions with Related Parties [Line Items]
Total amount receivables										R$ 375,654,000
Annual discount rate										19.11%
Total purchase price										R$ 325,204,000
Banking Correspondent Services [Member]
Transactions with Related Parties [Line Items]
Revenues							107,000	64,911,000
Credit Recovery Services [Member]
Transactions with Related Parties [Line Items]
Revenues							53,198,000	61,950,000
Banco Original [Member]
Transactions with Related Parties [Line Items]
Financial income							65,907,000	94,509,000	R$ 303.249
Expense related to interest							R$ 0	R$ 29,000